Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	£ 1,212
Intangible assets and goodwill	1,154	£ 1,212
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,746	3,959
Additions and disposals	133	(82)
Exchange and other movements	(128)	(131)
Intangible assets and goodwill	3,751	3,746
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,534)	(2,632)
Additions and disposals	78	258
Amortisation charge	(211)	(245)
Impairment charge	(18)	(2)
Exchange and other movements	88	87
Intangible assets and goodwill	(2,597)	(2,534)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	295
Intangible assets and goodwill	256	295
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	406	445
Additions and disposals	(77)	(33)
Exchange and other movements	(5)	(6)
Intangible assets and goodwill	324	406
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(111)	(111)
Additions and disposals	43	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill	(68)	(111)
Software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	560
Intangible assets and goodwill	575	560
Software [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	27
Intangible assets and goodwill	51	27
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,430	1,342
Additions and disposals	169	133
Exchange and other movements	(60)	(45)
Intangible assets and goodwill	1,539	1,430
Software [member] | Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	81	100
Additions and disposals	21	(15)
Exchange and other movements	4	(4)
Intangible assets and goodwill	106	81
Software [member] | Accumulated depreciation, amortisation and impairment [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(870)	(812)
Disposals	22	63
Amortisation charge	(132)	(154)
Impairment charge	(18)	2
Exchange and other movements	34	35
Intangible assets and goodwill	(964)	(870)
Software [member] | Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(54)	(78)
Disposals	9	31
Amortisation charge	(8)	(13)
Impairment charge	0	0
Exchange and other movements	(2)	6
Intangible assets and goodwill	(55)	(54)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	212
Intangible assets and goodwill	167	212
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,371	1,540
Additions and disposals	0	(128)
Exchange and other movements	(46)	(41)
Intangible assets and goodwill	1,325	1,371
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,159)	(1,277)
Additions and disposals	0	128
Amortisation charge	(40)	(44)
Impairment charge	0	0
Exchange and other movements	41	34
Intangible assets and goodwill	(1,158)	(1,159)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	118
Intangible assets and goodwill	105	118
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	458	532
Additions and disposals	20	(39)
Exchange and other movements	(21)	(35)
Intangible assets and goodwill	457	458
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(340)	(354)
Additions and disposals	4	36
Amortisation charge	(31)	(34)
Impairment charge	0	0
Exchange and other movements	15	12
Intangible assets and goodwill	£ (352)	£ (340)